Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net earnings	$ 885.8	$ 284.3
Adjustments for items not involving cash:
Amortization	209.7	218.4
Reversal of impairment (Note 10)	(218.8)	(57.1)
Foreign exchange loss (gain)	5.1	(8.0)
Current income tax expense	120.5	98.7
Deferred income tax expense	83.4	119.2
Share-based compensation (Note 19(d))	67.6	31.7
Finance (income) expense	(6.4)	3.8
Loss on commodity derivatives	230.5	24.2
Gain on sale of assets (Note 7)	(231.0)	0.0
Deferred revenue recognized (Note 14)	(124.6)	0.0
Settlement of Argonaut legacy gold hedges (Note 13)	(113.5)	0.0
Proceeds from gold sale prepayment (Note 14)	50.0	0.0
Other items (Note 23)	(34.0)	11.0
Changes in working capital and taxes paid (Note 23)	(129.0)	(65.1)
Cash flows from (used in) operating activities	795.3	661.1
INVESTING ACTIVITIES
Mineral property, plant and equipment	(507.1)	(417.6)
Interest capitalized to mineral property, plant and equipment	(17.1)	(7.7)
Proceeds from disposition of equity securities	9.8	1.0
Investment in equity securities	(0.5)	(11.6)
Investment in equity securities	(2.0)	0.0
Investment in Argonaut, net of cash acquired (Note 6)	0.0	(30.2)
Proceeds from sale of assets, net of transaction costs (Note 7)	160.0	0.0
Transaction costs arising on asset dispositions and acquisitions (Note 5, Note 8)	0.0	(1.0)
Cash flows from (used in) investing activities	(356.9)	(467.1)
FINANCING ACTIVITIES
Proceeds from draw down of credit facility	0.0	250.0
Repayment of debt and accrued interest assumed on Argonaut acquisition (Note 6)	(50.0)	(308.3)
Dividends paid (Note 19)	(39.5)	(35.1)
Repurchase and cancellation of common shares (Note 19)	(38.8)	0.0
Credit facility transaction, standby fees and interest (Note 15)	(2.6)	(2.7)
Lease payments (Note 16)	(16.5)	(10.6)
Proceeds from issuance of flow-through shares	0.0	10.5
Proceeds from the exercise of options and warrants	4.1	6.8
Cash flows from (used in) financing activities	(143.3)	(89.4)
Effect of exchange rates on cash and cash equivalents	0.8	(2.2)
Increase in cash and cash equivalents	295.9	102.4
Cash and cash equivalents - beginning of year	327.2	224.8
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 623.1	$ 327.2